EQ Advisors TrustSM

Prospectus dated May 1, 2007

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Research

EQ/GAMCO Small Company Value

EQ/International Growth

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Mid Cap Value

EQ/Marsico Focus

EQ/Montag & Caldwell Growth

EQ/Small Company Growth**

EQ/TCW Equity**

EQ/UBS Growth and Income

EQ/Van Kampen Real Estate

Fixed Income Portfolios

EQ/Bond Index

EQ/Caywood-Scholl High Yield Bond

EQ/Government Securities

EQ/JPMorgan Core Bond

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
**	Please see next page “Overview – Information on Portfolio Reorganizations” for information affecting this Portfolio.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 25

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-five (65) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of twenty (20) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/Marsico Focus Portfolio and EQ/Van Kampen Real Estate Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Reorganizations

A shareholder meeting has been scheduled on or about May 24, 2007 at which shareholders of the EQ/Small Company Growth Portfolio (the “Small Company Growth Portfolio”) will vote on an Agreement and Plan of Reorganization, which contemplates the transfer of all of the assets of the Small Company Growth Portfolio to the Multimanager Small Cap Growth Portfolio (“VIP Growth Portfolio”) of AXA Premier VIP Trust (“VIP Trust”) in exchange for the assumption by the VIP Growth Portfolio of all of the liabilities of the Small Company Growth Portfolio and Class A and Class B Shares of the VIP Growth Portfolio. Subject to shareholder approval, the effective date of the proposed merger involving EQ/Small Company Growth Portfolio will be on or about May 25, 2007.

A shareholder meeting has been scheduled on or about June 27, 2007 at which shareholders of the EQ/Janus Large Cap Growth Portfolio (“Janus Portfolio”) will vote on an Agreement and Plan of Reorganization (“Proposed Merger”), which contemplates the transfer of all of the assets of the Janus Portfolio to the EQ/TCW Equity Portfolio (“TCW Value Portfolio”) in exchange for the assumption by the TCW Portfolio of all of the liabilities of the Janus Portfolio and Class IA and Class IB Shares of the TCW Portfolio. Subject to shareholder approval, the effective date of the Proposed Merger will be on or about July 6, 2007.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Boston Advisors Equity Income, EQ/GAMCO Small Company Value, EQ/Lord Abbett Mid Cap Value, EQ/Small Company Growth, EQ/TCW Equity, EQ/Van Kampen Real Estate Portfolio, EQ/Bond Index, EQ/Caywood-Scholl High Yield Bond, EQ/Government Securities, EQ/JPMorgan Core Bond and EQ/Long Term Bond Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Government Securities, EQ/Bond Index and EQ/Long Term Bond Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depository receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depository Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	16.01%	9.41%	6.01%
Russell 1000 Value Index†	22.25%	10.86%	8.09%
†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$355
5 Years	$623
10 Years	$1,389

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1992. Total assets under management for Boston Advisors as of December 31, 2006 were $2.1 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Portfolio Management team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, is Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2002.

Shakeel Dewji, is Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large-cap companies that meet both investment and social criteria, which are defined as those whose market capitalization falls within the range of the S&P 500 Index. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection will be based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what its operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Fund seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•	Are significantly involved in the design, manufacture, sale, or distribution of weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IA Shares**	5.50%	2.27%	0.09%
Russell 1000 Growth Index†	9.07%	2.69%	–2.08%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IA Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.25%
Total Annual Portfolio Operating Expenses	0.90%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	0.80%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year,

8	About the investment portfolios	EQ Advisors Trust

that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$82
3 Years	$277
5 Years	$489
10 Years	$1,099

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2006, Calvert had over $13.8 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2006, Bridgeway had over $4.98 billion in assets under management.

John Montgomery is principally responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter:	Worst quarter:
16.14% (2003 2nd Quarter)	–18.26% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IA Shares**	12.32%	5.68%	5.05%
S&P 500 Index†	15.80%	6.19%	2.41%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IA Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.78%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.70%
*	“Other Expenses” have been restated to reflect current administrative fees.

10	About the investment portfolios	EQ Advisors Trust

**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.69% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$72
3 Years	$241
5 Years	$425
10 Years	$959

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Alan J. Wilson is primarily responsible for the day-to-day management of the Portfolio. He is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for Capital Guardian’s diversified and concentrated research portfolio’s since 2002. Prior to being named research portfolio coordinator, Mr. Wilson was an investment analyst and portfolio manager on the U.S. equity team covering the U.S. energy equipment and construction and engineering industries. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.58% (1997 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	18.82%	13.33%	14.75%
Russell 2000 Value Index†	23.48%	15.37%	13.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

12	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IB Shares
Management Fee	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.17%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.16% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’S parent, GAMCO Investors, Inc., is a publicly traded financial services firm. As of December 31, 2006, total assets under management for all clients were $28 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East (“EAFE”) markets whose securities offer the potential for above-average earnings growth. Foreign companies include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Portfolio may invest in companies of any size but generally invests in large capitalization companies (i.e., for purposes of this portfolio, those with market capitalization in excess of $10 billion at the time of investment).

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser’s investment philosophy is that bottom-up, fundamental research is the most reliable method of identifying companies with above average, consistent earnings growth and cash flow. The Adviser attempts to identify the stocks of companies that exhibit both accelerating earnings and the opportunity for multiple expansion, and is willing to pay higher multiples, but fair prices in its view, for the compounding of earnings that companies with above-average earnings growth provide. Sector and country weightings generally are the residual of the Adviser’s bottom-up stock selection process, rather than the result of any top-down macroeconomic outlook. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

14	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IB Shares	25.65%	9.53%	4.93%
MSCI EAFE Growth Index†	22.33%	12.27%	5.07%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.35%
Total Annual Portfolio Operating Expenses	1.45%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.45%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.55% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$148
3 Years	$459
5 Years	$792
10 Years	$1,735

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2006, MFS had $187.3 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is a Senior Vice President and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures	and Options Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–0.52% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Growth and Income Portfolio — Class IA Shares	17.48%	15.00%
Russell 1000 Value Index†	22.25%	18.65%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

16	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IA Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.26%
Total Annual Portfolio Operating Expenses	0.91%
Less Fee Waiver/Expense Reimbursement**	–0.16%
Net Annual Operating Expenses***	0.75%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.74% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$77
3 Years	$274
5 Years	$488
10 Years	$1,105

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2006, Lord Abbett had approximately $107 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Eli M. Salzmann and Sholom Dinsky head the team and have joint and primary responsibility for the day-to-day management of the Portfolio. The other senior member of the team is Kenneth G. Fuller. Messrs. Salzmann and Dinsky are Partners of Lord Abbett. Messrs. Salzmann and Dinsky have been with Lord Abbett since 1997 and 2000, respectively and has had portfolio management responsibility since that time. Mr. Fuller, Partner and Investment Manager – Large Cap Value, joined Lord Abbett in 2002 and has had portfolio management responsibility since that time. Each of Messrs. Salzmann, Dinsky and Fuller has been a member of the team since its inception.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. The Portfolio invests in equity securities of mid-sized companies that it believes are undervalued in the marketplace. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index. As of December 31, 2006, the market capitalization range of the Russell Mid Cap Index was $2.0 billion to $14.8 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
8.87% (2006 4th Quarter)	–2.72% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Mid Cap Value Portfolio — Class IA Shares	12.66%	16.01%
Russell Mid Cap Value Index†	20.22%	21.23%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

18	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid-Cap Value Portfolio	Class IA Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	0.88%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.80%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, you’re your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$82
3 Years	$273
5 Years	$480
10 Years	$1,077

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2006, Lord Abbett had approximately $107 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Edward von der Linde, Partner and Investment Manager, heads the team. Mr. von der Linde joined Lord Abbett in 1988. The other senior members of the team is Howard E. Hansen. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995 and has had portfolio management responsibility since that time. Mr. von der Linde and Mr. Hansen are jointly and primarily responsible for the day-to-day management of the Portfolio. Each of Messrs. von der Linde and Hansen has been a member of the team since the Portfolio’s inception.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $4 billion or more generally are considered large companies. The Portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out or replacing existing positions, or responding to exceptional market conditions. The Portfolio also may invest in mid-cap companies. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio(s), the Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows

20	About the investment portfolios	EQ Advisors Trust

the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Marsico Focus Portfolio — Class IB Shares	9.35%	9.18%	11.26%
Russell 1000 Growth Index†	9.07%	2.69%	3.21%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Marsico Focus Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.23%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$382
5 Years	$668
10 Years	$1,482

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was organized in September 1997 as a registered investment adviser. Marsico

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

provides investment advisory services to other mutual funds and private accounts. As of December 31, 2006, Marsico had $84 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

22	About the investment portfolios	EQ Advisors Trust

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. The Portfolio may invest up to 20% of its total assets in foreign securities listed on a domestic or foreign securities exchange, including ADRs or EDRs.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	7.91%	1.25%	1.47%
Russell 1000 Growth Index†	9.07%	2.69%	0.09%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement**	–0.01%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.13% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$367
5 Years	$636
10 Years	$1,405

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. As of December 31, 2006 Montag & Caldwell had $20.4 billion in assets under management.

Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 18 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. For purposes of this Portfolio, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $68 million to $3 billion as of December 31, 2006. It is anticipated that at the time of initial investment, the market capitalization of companies for the Portfolio will generally be between $100 million and $2 billion.

The Portfolio invests primarily in common stocks but also may invest in other types of equity securities, including convertible securities, preferred stocks and warrants. The Portfolio may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including depositary receipts of foreign based companies and including companies based in developing countries. The Portfolio also may invest, to a limited extent, in illiquid securities and derivatives. In addition, the Portfolio may borrow money for leveraging purposes. The Portfolio may engage in active and frequent trading to achieve its objective.

The Advisers utilize a growth investing style that employs a systematic approach by which they screen equity securities of U.S. small capitalization companies with low price-to-sales ratios, increasing earnings, and strong price appreciation.

Once a stock has been acquired for the Portfolio, the Advisers may purchase additional shares of such stock for the Portfolio even if the market capitalization of the company exceeds $2 billion, provided that the company’s market capitalization does not exceed the maximum market capitalization of companies included in the Russell 2000 Growth Index at the time of such additional investment. The Advisers may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Leveraging Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004 and a single Adviser advised the Portfolio prior to December 11, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
33.23% (1999 4th Quarter)	–23.21% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Growth Portfolio — Class IB Shares	10.26%	4.52%	9.48%
Russell 2000 Growth Index†	13.35%	6.93%	5.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Growth Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.17%
Total Annual Portfolio Operating Expenses	1.42%
Less Fee Waiver/Expense Reimbursement**	–0.12%
Net Annual Portfolio Operating Expenses***	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$132
3 Years	$438
5 Years	$765
10 Years	$1,692

WHO MANAGES THE PORTFOLIO

Bear Stearns Asset Management Inc. (“Bear Stearns”), 383 Madison Avenue, New York, New York 10179, is an Adviser to the Portfolio. The portion of the Portfolio managed by Bear Stearns is referred to herein as “Bear Stearns Allocated Portion.” Bear Stearns manages money for corporations, municipal governments, multi-employer endowments, foundations and family groups and has expertise spanning equity, fixed income and alternative investment strategies. Bear Stearns has been an Adviser to the Portfolio since December 13, 2004. As of December 31, 2006 total assets under management were $41.4 billion.

The Bear Stearns Allocated Portion is managed by a professional focused on investments in equity securities. The portfolio manager has responsibility for the day-to-day management of the Bear Stearns Allocated Portion develops ideas and implements investment strategy for the Bear Stearns Allocated Portion. The portfolio manager for the Bear Stearns Allocated Portion is:

James P. O’Shaughnessy manages the Bear Stearns Allocated Portion on a day-to-day basis. Mr. O’Shaughnessy is a Senior Managing Director and Director of Systematic Equity Investments at Bear Stearns. He joined Bear Stearns in 2001 as head of the Systematic Equity team and has had portfolio management responsibility since that time.

Wells Capital Management, Inc., (“Wells”), 525 Market Street, San Francisco, CA 94105, is an Adviser to the Portfolio. The portion of the Portfolio managed by Wells is referred to herein as “Wells Allocated Portion.” Wells is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement

26	About the investment portfolios	EQ Advisors Trust

plans, foundations, endowments, trust companies and high net-worth individuals. As of December 31, 2006, Wells had assets under management of approximately $189.1 billion.

The Wells Allocated Portion is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Wells Allocated Portion and operate as a team to develop ideas and implement investment strategy for the Wells Allocated Portion. The portfolio managers for the Wells Allocated Portion are Stuart Roberts and Jerome C. Philpott.

Jerome “Cam” Philpott joined Wells in 2003 as a portfolio manager. Prior to joining Wells, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team.

Stuart Roberts joined Wells in 2003 as a portfolio manager. Prior to joining Wells, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management, which he joined in 1990. He has specialized in small-cap growth investments since 1983.

Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is an Adviser to the Portfolio. The portion of the Portfolio managed by Eagle is referred to herein as the “Eagle Allocated Portion.” Eagle is a registered investment adviser that provides investment advisory services for registered mutual funds. As of December 31, 2006, Eagle had approximately $12.9 billion in assets under management.

The Eagle Allocated Portion is managed by a dedicated professional focused on investments in equity securities. The portfolio manager has responsibility for the day-to-day management of the Eagle Allocated Portion and develops ideas and implements investment strategy for the Eagle Allocated Portion. The portfolio manager for the Eagle Allocated Portion is Bert L. Boksen.

Bert L. Boksen, is a Managing Director at Eagle and has over 27 years of investment experience. He has had portfolio management responsibilities for all of Eagle’s small cap growth equity accounts for the past five years. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

EQ/TCW Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the Adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.

The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In addition, the Portfolio may invest up to 20% of its assets in foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the United States over-the-counter market.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

The Adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The Adviser may sell a security for a variety of reasons, including to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

28	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/TCW Equity Portfolio — Class IB Shares	–3.98%	4.11%	4.17%
Russell 1000 Growth Index†	9.07%	2.69%	5.44%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/TCW Equity Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.21%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$378
5 Years	$659
10 Years	$1,461

WHO MANAGES THE PORTFOLIO

TCW Investment Management Company (“TCW”), 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Adviser to the Portfolio. TCW was founded in 1971 and as of December 31, 2006, TCW and its affiliated companies had approximately $31.3 billion under management or committed to management.

Craig C. Blum, Managing Director, U.S. Equities and Stephen A. Burlingame, Managing Director, U.S. Equities are primarily responsible for the day-to-day management of the Portfolio. Mr. Blum previously served as a Managing Director, U.S. Equities, TCW Concentrated Core Equities. In 2003 he served as a Senior Vice President, U.S. TCW Concentrated Core Equities and from 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Blum joined TCW in 1999. Mr. Burlingame previously served as a Managing Director, U.S. Equities TCW Concentrated Core Equities and in 2003 he served as a Senior Vice President, U.S. Equities, TCW Concentrated Core Equities. From 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Burlingame joined TCW in 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) advised by the Advisor using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/UBS Growth and Income Portfolio — Class IB Shares	14.10%	5.88%	4.78%
Russell 1000 Index†	15.46%	6.82%	4.54%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

30	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.17%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	–0.12%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$360
5 Years	$632
10 Years	$1,410

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2006, assets under management were $710 billion.

John Leonard, Thomas M. Cole, Thomas J. Digenan and Scott C. Hazen are the portfolio managers responsible for the day-to-day management of the Portfolio.

John Leonard is a Managing Director and Head of North American Equities, has been for more than five years and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard is the lead Portfolio Manager for the Portfolio and is responsible for allocating the Portfolio among the various managers and analysts.

Thomas Cole is a Managing Director and Head of Research, North American Core Equities and has held that position for more than five years. He is responsible for the direction and oversight of the research group of the North American core equities team. Mr. Cole joined UBS Global AM as an Investment Professional in 1985.

Thomas J. Digenan is an Executive Director and North American Equity Strategist. He participates in the analysis and development of U.S. equity portfolios. Mr. Digenan joined UBS Global AM as an Investment Professional in 1993. He has been a North American Equities Strategist since 2001.

Scott C. Hazen, an Executive Director and North American Equity Strategist since 2004, participates in the analysis and development of U.S. Equity Portfolios. He joined UBS Global AM in 1992 as an Investment Professional.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

EQ/Van Kampen Real Estate Portfolio

INVESTMENT OBJECTIVE: Seeks to provide above average current income and long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Portfolio will invest primarily in equity REITs. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

A company is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Portfolio may invest up to 20% of its net assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Non-Diversification Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation for one calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Van Kampen Real Estate Portfolio	Class IA Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses‡	0.13%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement*	–0.02%
Net Annual Portfolio Operating Expenses	1.01%
‡	Because the Portfolio has no operating history prior to the date of this Prospectus, “Other Expenses” are based on estimated amounts for the current fiscal period.

32	About the investment portfolios	EQ Advisors Trust

*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$103
3 Years	$326

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management, Inc. (“MSIM, Inc.”), 1221 Avenue of the Americas, New York, New York 10020, is the Adviser to the Portfolio. MSIM, Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2006, MSIM, Inc., together with its affiliates, had $492 billion in assets under management.

The Portfolio’s assets are managed within the Adviser’s Real Estate Team. The team consists of portfolio managers and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. The Portfolio is managed by Mr. Bigman, who is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset allocation frameworks and direct the implementation of investment strategy.

Theodore R. Bigman, Managing Director, has worked for the Adviser since 1995. He has been Managing Director since 1999 and a portfolio manager with the Adviser since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	33

Fixed Income Portfolios

EQ/Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities in the Lehman Brothers Aggregate Bond Index (“Index”). To maintain liquidity, the Portfolio may invest up to 20% of its assets in various short-term fixed income securities and money market instruments. The Portfolio also may invest up to 20% of its assets in derivatives and, to a limited extent, may invest in foreign securities.

The Portfolio attempts to have a correlation between its performance and that of the Index of at least 0.85, before expenses. A correlation of 1.00 would mean that the Portfolio and the Index were perfectly correlated.

The Portfolio’s investments are selected by a “sampling” process based on sector, industry, quality, seasoning and yield curve exposures. The Portfolio expects to invest in approximately 200 or more of the securities in the Index.

As of December 31, 2006, the Index was composed of 7,134 investment grade fixed income securities with at least one year remaining to maturity, $250 million in par value outstanding and rated investment grade as defined by the Index. Each security is weighted by amount outstanding, which means larger securities have greater representation in the Index than smaller ones. Securities in the Index may include U.S. government securities, corporate debt securities and mortgage- and asset-based debt securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Index Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc.) using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Intermediate Term Bond Portfolio whose inception date is March 1, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to August 25, 2006 the Portfolio and its predecessor had a different investment objective and invested in an actively managed portfolio of fixed income securities. The Portfolio invests substantially all of its assets in fixed income securities in a manner that is intended to track the performance of the Index. If the Portfolio and its predecessor had historically invested substantially all of their assets in fixed income securities in a manner that was intended to track the performance of the Index, the performance of the Portfolio and its predecessor may have been different. In addition, the Portfolio was advised by different Advisers prior to August 31, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.75% (2002 3rd Quarter)	–2.62% (2004 2nd Quarter)

34	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Bond Index Portfolio — Class IA Shares	3.85%	3.76%	5.03%
Lehman Brothers Aggregate Bond Index†,††	4.33%	5.06%	6.24%
Lehman Brothers Intermediate Government/Credit Bond Index†	4.08%	4.53%	5.81%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective August 25, 2006, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Intermediate Government/Credit Bond Index because it reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bond Index Portfolio	Class IA Shares
Management Fee	0.35%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.40%
Total Annual Portfolio Operating Expenses	0.75%
Less Fee Waiver/Expense Reimbursement**	–0.30%
Net Annual Portfolio Operating Expenses	0.45%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$46
3 Years	$210
5 Years	$387
10 Years	$902

WHO MANAGES THE PORTFOLIO

Standish Mellon Asset Management Company LLC (“Standish”), One Boston Place, Boston, MA 02108. Standish is a registered investment adviser whose predecessor pioneered the developments of bond index-funds. As of December 31, 2006, Standish had approximately 161 billion in assets under management.

Laurie Carroll, Director of Index and Short Duration Strategies, oversees the development of and strategy for all index and short duration portfolios for Standish. Ms. Carroll joined Standish in 1986 as a portfolio manager and has had portfolio management responsibilities since that time.

Gregory Curran, CFA, Director of Index Strategies, is responsible for Standish’s Index Products Group. He joined Standish in 1995 and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Fixed Income Portfolios (continued)

EQ/Caywood-Scholl High Yield Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s Corporation (“S&P”), which are commonly known as “junk bonds.”

The Portfolio generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the Adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Portfolio, the Adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Adviser actively manages the Portfolio’s duration based on the Adviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. The Portfolio may have a high portfolio turnover rate in excess of 100%.

The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise High-Yield Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise High-Yield Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	–5.16% (1998 3rd Quarter)

36	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IB Shares	7.95%	8.66%	6.67%
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	11.59%	9.84%	6.85%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Caywood-Scholl High Yield Bond Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$102
3 Years	$325
5 Years	$566
10 Years	$1,257

WHO MANAGES THE PORTFOLIO

Caywood-Scholl Capital Management (“Caywood-Scholl”) 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2006, assets under management for all clients are approximately $1.83 billion.

James Caywood, Managing Director and Portfolio Manager; Eric Scholl, Managing Director and Chief Executive Officer; and Tom Saake, Managing Director and President, are responsible for the day-to-day management of the Portfolio.

James Caywood has more than 38 years’ investment industry experience. He joined Caywood-Scholl in 1986 as Managing Director and has held that position since that time.

Eric Scholl joined Caywood-Scholl in 1992 as partner and President. He has been a Managing Director since December 1998.

Tom Saake has served as a Portfolio Manager with Caywood-Scholl since 1996 and Managing Director since June 2002. He has over 16 years’ experience with the firm.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	37

Fixed Income Portfolios (continued)

EQ/Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.

Specific securities in the Portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average duration within a range of 20% above or below the duration of the Lehman Brothers Intermediate Government Index. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Government Securities Portfolio whose inception date is May 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
3.67% (2000 4th Quarter)	–1.18% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Government Securities Portfolio — Class IA Shares	3.62%	2.89%	4.51%
Lehman Brothers Intermediate Government Bond Index†	3.84%	3.92%	5.48%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Government Securities Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.22%
Total Annual Portfolio Operating Expenses	0.72%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.72%
*	“Other Expenses” have been restated to reflect current administrative fees.

38	About the investment portfolios	EQ Advisors Trust

**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock Financial and its affiliates had approximately $1.25 trillion in assets under management.

The management of and investment decisions for the EQ/Government Securities Portfolio are made by Scott Amero, Keith Anderson, Matthew Marra and Andrew J. Phillips.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Keith Anderson, Managing Director since 1988 and Vice Chairman since 2006, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management and Executive Committees and Chairman of the Investment Strategy Group.

Matthew Marra, Managing Director since 2006, is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips, Managing Director since 1999, is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	39

Fixed Income Portfolios (continued)

EQ/JPMorgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody’s or, if unrated, securities of similar quality as determined by the Adviser. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The overall duration of the portfolio will generally be within one year of the duration of the Lehman Brothers Aggregate Bond Index, the Portfolio’s benchmark (currently 3-6 years). The Portfolio may also use futures contracts to change the duration of the Portfolio’s bond holdings. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

40	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/JPMorgan Core Bond Portfolio — Class IA Shares**	4.28%	4.88%	5.60%
Lehman Brothers Aggregate Bond Index†	4.33%	5.06%	5.87%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Core Bond Portfolio	Class IA Shares
Management Fee	0.44%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	0.59%
Less Fee Waiver Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.59%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”), 522 Fifth Avenue, New York, New York 10036. JPMorgan has been the Adviser to the Portfolio since it commenced operations. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2006, JPMorgan and its affiliates had $1.01 trillion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Timothy N. Neumann, Managing Director, is the head of portfolio management and lead portfolio manager for Core Investment Grade and Core Plus strategies. He works with the Macro team and Sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with JPMorgan since 1997.

Ronald Arons, Vice President, is the lead portfolio manager for Core Investment Grade Strategies, and is responsible for formulating investment strategy and risk management for the Portfolio. He has been a portfolio manager with JPMorgan since 1994.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. Mr. Jackman has been a portfolio manager with JPMorgan for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	41

Fixed Income Portfolios (continued)

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities.

All securities in the Portfolio will be rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
9.40% (2002 3rd Quarter)	–4.72% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IA Shares	2.08%	6.29%	6.76%
Lehman Brothers Long Government/Credit Bond Index†	2.71%	7.38%	7.72%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

42	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IA Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	0.58%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.58%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock Financial and its affiliates had approximately $1.25 trillion in assets under management.

The management of and investment decisions for the EQ/Long Term Bond Portfolio are made by Scott Amero, Keith Anderson, Matthew Marra and Andrew J. Phillips.

Keith Anderson, Managing Director since 1988 and Vice Chairman since 2006 is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management and Executive Committees and Chairman of the Investment Strategy Group.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Matthew Marra, Managing Director since 2006, is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips, Managing Director since 1999, is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	43

Fixed Income Portfolios (continued)

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”);

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of

44	About the investment portfolios	EQ Advisors Trust

the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2006 was 4.88% and the effective yield was 5.00%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	4.72%	2.18%	3.66%
3-Month Treasury Bill†	4.85%	2.43%	3.80%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares
Management Fee	0.33%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.47%
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly traded financial services company. Pursuant to a strategic combination scheduled to be completed in the third quarter of 2007, Mellon Financial will combine with The Bank of New York, (“BNY”) and form The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. As of December 31, 2006, Dreyfus had approximately $190 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	45

Fixed Income Portfolios (continued)

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” and for purposes of this Portfolio rated B or higher by Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
3.13% (2004 3rd Quarter)	–2.36% (2004 2nd Quarter)

46	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	0.44%	3.76%
Lehman Brothers U.S. Tips Index†	0.41%	7.19%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	0.98%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses	0.90%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. This arrangement may be terminated at any time. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$92
3 Years	$304
5 Years	$534
10 Years	$1,194

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2006, assets under management were $667.8 billion.

John B. Brynjolfsson, CFA is responsible for the day-to-day management of the Portfolio. He is a Managing Director and a Portfolio Manager of PIMCO. He joined PIMCO as an investment professional in 1989 and has had portfolio management experience for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may also be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk: To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency

48	More information on risks and benchmarks	EQ Advisors Trust

exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences

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unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

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At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Bond Index invests in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategy to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation Risk: A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk: The EQ/Small Company Growth Portfolio employs multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Non-Diversification Risk: The EQ/Marsico Focus Portfolio and the EQ/Van Kampen Real Estate Portfolio, are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the

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same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Lehman Brothers Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt securities including government and corporate securities with maturities between one and ten years.

Lehman Brothers U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Lehman Brothers 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

MSCI EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Mid Cap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 30% of the total market capitalization of the Russell 1000.

Russell Mid-Cap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed

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by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2006 of about $2.49 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-five (65) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of twenty (20) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2006 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2006 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2006

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Boston Advisors Equity Income	0.75%	0.07%
EQ/Bond Index*	0.35%	0.07%
EQ/Calvert Socially Responsible	0.65%	0.07%
EQ/Capital Guardian Research	0.65%	0.05%
EQ/Caywood-Scholl HighYield Bond	0.60%	0.04%
EQ/GAMCO Small Company Value	0.78%	N/A
EQ/Government Securities	0.50%	N/A
EQ/International Growth	0.85%	N/A
EQ/JPMorgan Core Bond	0.44%	N/A
EQ/Long Term Bond	0.43%	N/A
EQ/Lord Abbett Growth and Income	0.65%	0.13%
EQ/Lord Abbett Mid Cap Value	0.70%	0.05%
EQ/Marsico Focus	0.85%	0.05%
EQ/Money Market	0.33%	N/A
EQ/Montag & Caldwell Growth	0.75%	N/A
EQ/PIMCO Real Return	0.55%	0.25%

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Small Company Growth	1.00%	0.09%
EQ/TCW Equity	0.80%	0.03%
EQ/UBS Growth and Income	0.75%	0.09%
*	Effective on August 31, 2006 for the EQ/Bond Index Portfolio, the Portfolio’s contractual management fee rate was reduced to an annual rate of 0.35% of the Portfolio’s average daily net assets. Prior to that time, the Portfolio’s contractual management fee was 0.50% of the Portfolio’s average daily net assets.

The following Portfolio has not operated for a full fiscal year. The table below sets forth its annual contractual management fee rate (as a percentage of average daily net assets).

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Van Kampen Real Estate Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the EQ/Small Company Growth Portfolio, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. For administrative services, EQ/Small Company Growth Portfolios pays an administration fee equal to 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g. portions of the Portfolio allocated to separate Advisers and/or managed in a discrete style). The excluded Portfolio is the EQ/Small Company Growth Portfolio.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Annual Report to Shareholders dated December 31, 2006.

Expense Limitation Agreement

In the interest of limiting until April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Bond Index	0.45%
EQ/Boston Advisors Equity Income	1.05%
EQ/Calvert Socially Responsible	0.80%
EQ/Capital Guardian Research	0.70%
EQ/Caywood-Scholl HighYield Bond	1.00%
EQ/GAMCO Small Company Value	1.30%
EQ/Government Securities	0.75%
EQ/International Growth	1.55%
EQ/JPMorgan Core Bond†	0.60%
EQ/Long Term Bond	0.75%
EQ/Lord Abbett Growth and Income	0.75%
EQ/Lord Abbett Mid Cap Value	0.80%
EQ/Marsico Focus	1.15%
EQ/Montag & Caldwell Growth	1.15%
EQ/PIMCO Real Return	0.90%
EQ/Small Company Growth	1.30%
EQ/TCW Equity	1.15%
EQ/UBS Growth and Income	1.05%
EQ/Van Kampen Real Estate	1.01%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Caywood-Scholl Capital Management LLC (“Caywood-Scholl”)

A number of affiliates of Caywood-Scholl have been named as defendants in various lawsuits and regulatory proceedings alleging improper

56	Management of the Trust	EQ Advisors Trust

“market timing” and “revenue sharing” arrangements. The “market timing” actions generally allege that the defendants allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the defendants in violation of the funds stated restrictions on “market timing” or that the defendants failed to disclose such alleged arrangements to the funds’ shareholders. The revenue sharing actions generally allege that fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders.

Although Caywood-Scholl has never been named as a defendant in any such proceeding, under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against any of the named defendants, they and their affiliates (including Caywood-Scholl) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser for any registered investment company. If a court injunction were issued against an affiliate of Caywood-Scholl in any proceeding, Caywood-School would seek exemptive relief under Section 9(c) with respect to that proceeding, although there is no assurance that such exemptive relief would be granted.

Caywood-Scholl was recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain clients of Caywood-Scholl and Caywood-Scholl itself are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, Caywood-Scholl believes that these matters are not likely to have a material adverse effect on the Portfolio or on Caywood-Scholl’s ability to perform its investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are material.

MFS Investment Management (“MFS”)

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (filed on May 4, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney’s fees and costs.

EQ Advisors Trust	Management of the Trust	57

Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey.

PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Wells Capital Management Inc. (“WellsCap”)

WellsCap has been joined as a defendant in a class action lawsuit filed against it and Wells Fargo in connection with an alleged violation of the Investment Company Act. However, Wells Capital Management believes it was erroneously joined in this action and it is working with the plaintiff’s counsel to obtain a dismissal. WellsCap may also from time to time be engaged in legal employment related actions with current and former employees. Based upon reasonable inquiry, WellsCap is informed and believes that none of its officers, employees or directors has been subject to any legal action relating to their employment with WellsCap.

58	Management of the Trust	EQ Advisors Trust

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	59

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities (e.g. EQ/International Growth Portfolio) in securities of small- and mid-capitalization companies (e.g. EQ/Lord Abbett Mid Cap Value Portfolio), tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the

60	Buying and selling shares	EQ Advisors Trust

availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

EQ Advisors Trust	Buying and selling shares	61

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including exchange-traded funds (“ETFs”) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds other than ETFs held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

62	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

The EQ/Money Market Portfolio normally declares dividends daily and distributes net investment income and their net realized gains, if any, annually.

Tax Consequences

Each Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	63

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

64	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares for each of the Portfolios. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB for each of the Portfolios, shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ Advisors Trust	Financial Highlights	65

Financial Highlights (cont’d)

EQ/Bond Index Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)		2004	2003(e)		2002(e)
Net asset value, beginning of year	$10.11	$10.69		$11.56		$11.83		$11.27

Income (loss) from investment operations:
Net investment income	0.45	0.42		0.55		0.49		0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	(0.33)		(0.30)		(0.17)		0.49

Total from investment operations	0.39	0.09		0.25		0.32		1.01

Less distributions:
Dividends from net investment income	(0.48)	(0.49)		(1.10)		(0.59)		(0.45)
Distributions from realized gains	(0.01)	(0.18)		(0.02)		—		—

Total dividends and distributions	(0.49)	(0.67)		(1.12)		(0.59)		(0.45)

Net asset value, end of year	$10.01	$10.11		$10.69		$11.56		$11.83

Total return	3.85%	0.89%		2.24%		2.67%		9.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$40,299	$47,085		$61,708		$73,772		$92,499
Ratio of expenses to average net assets:
After waivers	0.65%	0.75	%(c)	0.75%		0.66%		0.65%
Before waivers	0.72%	0.76	%(c)	0.78%		0.66%		0.65%
Ratio of net investment income to average net assets:
After waivers	4.45%	3.91	%(c)	3.91%		4.14%		4.56%
Before waivers	4.37%	3.90	%(c)	3.88%		4.14%		4.56%
Portfolio turnover rate	153%	49%		13%		14%		10%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$—	#	$— #	$	**	$	**

Class IB	Year Ended December 31, 2006(e)		June 20, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.12		$10.77

Income from investment operations:
Net investment income	0.44		0.21
Net realized and unrealized loss on investments and foreign currency transactions	(0.07)		(0.21)

Total from investment operations	0.37		—	#

Less distributions:
Dividends from net investment income	(0.46)		(0.47)
Distributions from realized gains	(0.01)		(0.18)

Total dividends and distributions	(0.47)		(0.65)

Net asset value, end of period	$10.02		$10.12

Total return (b)	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598		$251
Ratio of expenses to average net assets:
After waivers (a)	0.90	%(c)	1.00	%(c)
Before waivers (a)	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.30%		3.66	%(c)
Before waivers (a)	4.18%		3.65	%(c)
Portfolio turnover rate	153%		49%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$—	#

66	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio(n)

			Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
Class IA			2006(e)	2005(e)
Net asset value, beginning of period			$6.35	$6.06	$5.99

Income from investment operations:
Net investment income			0.14	0.12	0.01
Net realized and unrealized gain on investments and foreign currency transactions			0.88	0.27	0.15

Total from investment operations			1.02	0.39	0.16

Less distributions:
Dividends from net investment income			(0.14)	(0.10)	(0.09)
Distributions from realized gains			(0.32)	—	—

Total dividends and distributions			(0.46)	(0.10)	(0.09)

Net asset value, end of period			$6.91	$6.35	$6.06

Total return (b)			16.17%	6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)			$104,746	$109,196	$117,151
Ratio of expenses to average net assets:
After waivers (a)			0.80%	0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)			0.80%	0.79%	0.80	%(c)
Before waivers and fees paid indirectly (a)			0.87%	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)			2.09%	1.90%	1.85	%(c)
After waivers and fees paid indirectly (a)			2.09%	1.91%	1.85	%(c)
Before waivers and fees paid indirectly (a)			2.02%	1.87%	1.76	%(c)
Portfolio turnover rate			84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income			$— #	$— #	$—	#

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002(e)
Net asset value, beginning of year	$6.36	$6.07	$5.27	$4.22	$5.02

Income (loss) from investment operations:
Net investment income	0.12	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.89	0.28	0.85	1.04	(0.81)

Total from investment operations	1.01	0.38	0.94	1.12	(0.74)

Less distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.32)	—	—	—	—

Total dividends and distributions	(0.44)	(0.09)	(0.14)	(0.07)	(0.06)

Net asset value, end of year	$6.93	$6.36	$6.07	$5.27	$4.22

Total return	16.01%	6.19%	17.88%	26.65%	(14.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$344,728	$260,079	$92,294	$48,094	$37,716
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%	1.05%	0.90%
After waivers and fees paid indirectly	1.05%	1.04%	1.05%	N/A	N/A
Before waivers and fees paid indirectly	1.12%	1.08%	1.21%	1.06%	0.90%
Ratio of net investment income to average net assets:
After waivers	1.84%	1.65%	1.60%	1.70%	1.44%
After waivers and fees paid indirectly	1.84%	1.66%	1.60%	N/A	N/A
Before waivers and fees paid indirectly	1.77%	1.62%	1.44%	1.69%	1.44%
Portfolio turnover rate	84%	92%	55%	103%	35%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$0.01	$ **	$	**

EQ Advisors Trust	Financial Highlights	67

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio(o)

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$8.26		$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment income (loss)	0.03		— #	— #	(0.01)	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.42		0.70	0.29	1.68	0.24

Total from investment operations	0.45		0.70	0.29	1.67	0.24

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of period	$8.62		$8.26	$7.84	$7.55	$5.88

Total return (b)	5.50%		8.92%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,005		$74	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%		0.78%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.87%		0.84%	0.94%	1.20%	1.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%		(0.02)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	0.34%		— %‡‡	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	0.27%		(0.06)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$— #	$0.01	$0.03	$0.02

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$8.19		$7.79	$7.52	$5.88	$7.99

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.43		0.70	0.28	1.66	(2.10)

Total from investment operations	0.43		0.68	0.27	1.64	(2.11)

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of year	$8.53		$8.19	$7.79	$7.52	$5.88

Total return	5.30%		8.72%	3.59%	27.89%	(26.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$79,100		$72,411	$47,244	$33,711	$11,064
Ratio of expenses to average net assets:
After waivers	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly	1.05%		1.03%	1.00%	1.00%	0.95%
Before waivers and fees paid indirectly	1.12	%(c)	1.09%	1.19%	1.45%	2.07%
Ratio of net investment loss to average net assets:
After waivers	(0.01)%		(0.27)%	(0.25)%	(0.45)%	(0.38)%
After waivers and fees paid indirectly	(0.01)%		(0.25)%	(0.20)%	(0.40)%	(0.28)%
Before waivers and fees paid indirectly	(0.06)%		(0.31)%	(0.39)%	(0.85)%	(1.40)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	#	$— #	$0.01	$0.02	$0.04

68	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p)

	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004(e)	2003
Net asset value, beginning of period	$12.50	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.11	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.44	0.65	1.11	2.54	(2.71)

Total from investment operations	1.55	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$13.94	$12.50	$11.86	$10.75	$8.22

Total return (b)	12.32%	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,494	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.75%	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.81%	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.82%	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.76%	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$0.01

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$12.51	$11.86	$10.76	$8.22	$10.93

Income (loss) from investment operations:
Net investment income	0.07	0.06	0.07	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.45	0.66	1.10	2.55	(2.73)

Total from investment operations	1.52	0.72	1.17	2.58	(2.69)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.07)	(0.04)	(0.02)

Net asset value, end of year	$13.95	$12.51	$11.86	$10.76	$8.22

Total return	12.12%	6.05%	10.89%	31.41%	(24.62)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,060,928	$1,025,615	$1,028,221	$877,404	$563,396
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.94%	0.90%	0.93%	0.43%
Before waivers and fees paid indirectly	1.00%	0.95%	0.95%	0.97%	1.06%
Ratio of net investment income to average net assets:
After waivers	0.56%	0.47%	0.57%	0.38%	0.50%
After waivers and fees paid indirectly	0.57%	0.48%	0.62%	0.40%	1.02%
Before waivers and fees paid indirectly	0.51%	0.47%	0.57%	0.36%	0.39%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	69

Financial Highlights (cont’d)

EQ/Caywood-Scholl High Yield Bond Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$4.56	$4.70	$4.82		$4.04		$4.34

Income (loss) from investment operations:
Net investment income	0.32	0.32	0.35		0.33		0.36
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.19)	0.10		0.54		(0.30)

Total from investment operations	0.36	0.13	0.45		0.87		0.06

Less distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.57)		(0.09)		(0.36)

Net asset value, end of year	$4.65	$4.56	$4.70		$4.82		$4.04

Total return (b)	7.95%	2.72%	9.70%		22.64%		1.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$192,056	$115,154	$86,676		$90,014		$77,130
Ratio of expenses to average net assets:
After waivers	0.96%	0.85%	0.85%		0.79%		0.79%
After waivers and fees paid indirectly	0.96%	0.85%	N/A		N/A		N/A
Before waivers and fees paid indirectly	1.00%	1.01%	0.97%		0.79%		0.79%
Ratio of net investment income to average net assets:
After waivers	6.76%	6.75%	6.61%		7.53%		8.61%
After waivers and fees paid indirectly	6.76%	6.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly	6.72%	6.59%	6.49%		7.53%		8.61%
Portfolio turnover rate	51%	50%	66%		60%		81%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$	**	$	**

70	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Gamco Small Company Value Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$26.91	$27.75	$23.56	$17.16	$19.59

Income (loss) from investment operations:
Net investment income	0.10	0.13	0.01	— #	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.91	1.06	4.90	6.42	(1.87)

Total from investment operations	5.01	1.19	4.91	6.42	(1.84)

Less distributions:
Dividends from net investment income	(0.25)	(0.12)	— #	(0.02)	(0.07)
Distributions from realized gains	(1.54)	(1.91)	(0.72)	—	(0.52)

Total dividends and distributions	(1.79)	(2.03)	(0.72)	(0.02)	(0.59)

Net asset value, end of year	$30.13	$26.91	$27.75	$23.56	$17.16

Total return	18.82%	4.33%	20.93%	37.43%	(9.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$727,119	$586,954	$470,869	$396,914	$306,445
Ratio of expenses to average net assets:
After waivers	1.14%	1.10%	1.17%	1.08%	0.92%
After waivers and fees paid indirectly	1.13%	1.09%	1.16%	N/A	N/A
Before waivers and fees paid indirectly	1.14%	1.10%	1.17%	1.08%	0.92%
Ratio of net investment income to average net assets:
After waivers	0.32%	0.45%	0.05%	0.01%	0.14%
After waivers and fees paid indirectly	0.33%	0.46%	0.06%	N/A	N/A
Before waivers and fees paid indirectly	0.32%	0.45%	0.05%	0.01%	0.14%
Portfolio turnover rate	19%	22%	10%	8%	10%

EQ Advisors Trust	Financial Highlights	71

Financial Highlights (cont’d)

EQ/Government Securities Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$10.88	$11.16	$11.70	$11.82	$11.46

Income (loss) from investment operations:
Net investment income	0.43	0.38	0.33	0.31	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	(0.04)	(0.25)	(0.16)	(0.11)	0.35

Total from investment operations	0.39	0.13	0.17	0.20	0.73

Less distributions:
Dividends from net investment income	(0.50)	(0.40)	(0.66)	(0.32)	(0.37)
Distributions from realized gains	—	(0.01)	(0.05)	—	—

Total dividends and distributions	(0.50)	(0.41)	(0.71)	(0.32)	(0.37)

Net asset value, end of year	$10.77	$10.88	$11.16	$11.70	$11.82

Total return	3.62%	1.30%	1.37%	1.70%	6.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$87,275	$107,313	$124,236	$132,972	$139,690
Ratio of expenses to average net assets	0.69%	0.68%	0.75%	0.66%	0.65%
Ratio of net investment income to average net assets	3.92%	3.36%	2.64%	2.61%	3.30%
Portfolio turnover rate	110%	76%	44%	32%	10%

72	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/International Growth Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$5.21	$4.68	$4.51	$3.46	$4.33

Income (loss) from investment operations:
Net investment income.	0.06	0.04	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28	0.56	0.20	1.04	(0.89)

Total from investment operations	1.34	0.60	0.23	1.07	(0.84)

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.03)
Distributions from realized gains	—	—	(0.01)	—	—

Total dividends and distributions	(0.05)	(0.07)	(0.06)	(0.02)	(0.03)

Net asset value, end of year	$6.50	$5.21	$4.68	$4.51	$3.46

Total return	25.65%	12.98%	5.27%	30.94%	(19.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$164,899	$73,080	$53,426	$55,645	$44,152
Ratio of expenses to average net assets:
After waivers	1.42%	1.31%	1.32%	1.14%	1.06%
After waivers and fees paid indirectly	1.42%	1.14%	N/A	1.14%	1.06%
Before waivers and fees paid indirectly	1.42%	1.31%	1.32%	1.14%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers	1.01%	0.62%	0.57%	0.85%	1.22%
After waivers and fees paid indirectly	1.01%	0.79%	N/A	0.85%	1.22%
Before waivers and fees paid indirectly	1.01%	0.62%	0.57%	0.85%	1.22%
Portfolio turnover rate	79%	131%	154%	54%	176%

EQ Advisors Trust	Financial Highlights	73

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$11.00		$11.14	$11.18	$11.19	$10.77

Income (loss) from investment operations:
Net investment income	0.55		0.42	0.33	0.34	0.41
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)		(0.14)	0.15	0.06	0.61

Total from investment operations	0.47		0.28	0.48	0.40	1.02

Less distributions:
Dividends from net investment income	(0.51)		(0.40)	(0.32)	(0.34)	(0.43)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	(0.51)		(0.42)	(0.52)	(0.41)	(0.60)

Net asset value, end of period	$10.96		$11.00	$11.14	$11.18	$11.19

Total return (b)	4.28%		2.50%	4.31%	3.62%	9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,248		$11,367	$5,715	$2,122	$131
Ratio of expenses to average net assets (a)	0.56%		0.49%	0.50%	0.52%	0.55%
Ratio of net investment income to average net assets (a)	4.87%		3.75%	2.93%	2.98%	4.77%
Portfolio turnover rate	543%		588%	560%	464%	166%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of year	$11.01		$11.15	$11.19	$11.19	$10.76

Income (loss) from investment operations:
Net investment income	0.50		0.39	0.30	0.31	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)		(0.14)	0.15	0.08	0.61

Total from investment operations	0.44		0.25	0.45	0.39	1.01

Less distributions:
Dividends from net investment income	(0.48)		(0.37)	(0.29)	(0.32)	(0.41)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	(0.48)		(0.39)	(0.49)	(0.39)	(0.58)

Net asset value, end of year	$10.97		$11.01	$11.15	$11.19	$11.19

Total return	4.01%		2.24%	4.13%	3.38%	9.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,491,463		$1,392,453	$1,208,076	$1,081,959	$768,461
Ratio of expenses to average net assets	0.81	%(c)	0.74%	0.75%	0.77%	0.80%
Ratio of net investment income to average net assets	4.50%		3.50%	2.68%	2.73%	4.52%
Portfolio turnover rate	543%		588%	560%	464%	166%

74	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)		2004	2003(e)		2002(e)
Net asset value, beginning of year	$13.54	$13.54		$14.37		$14.53		$13.38

Income (loss) from investment operations:
Net investment income	0.63	0.60		0.77		0.69		0.68
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)	(0.19)		0.32		— #		1.10

Total from investment operations	0.30	0.41		1.09		0.69		1.78

Less distributions:
Dividends from net investment income	(0.57)	(0.29)		(1.50)		(0.84)		(0.63)
Distributions from realized gains	—	(0.12)		(0.42)		(0.01)		—

Total dividends and distributions	(0.57)	(0.41)		(1.92)		(0.85)		(0.63)

Net asset value, end of year	$13.27	$13.54		$13.54		$14.37		$14.53

Total return	2.08%	3.03%		7.92%		4.81%		14.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$693,119	$537,340		$100,561		$108,325		$118,939
Ratio of expenses to average net assets:
After waivers	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
After waivers and fees paid indirectly	0.55%	0.60	%(c)	N/A		0.66%		0.64%
Before waivers and fees paid indirectly	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
Ratio of net investment income to average net assets:
After waivers	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
After waivers and fees paid indirectly	4.75%	4.36	%(c)	N/A		4.65%		5.03%
Before waivers and fees paid indirectly	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
Portfolio turnover rate	233%	69%		36%		18%		30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—		$— #	$	**	$	**

Class IB	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.60	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.35)	(0.23)

Total from investment operations	0.25	0.15

Less distributions:
Dividends from net investment income	(0.53)	(0.25)
Distributions from realized gains	—	(0.12)

Total dividends and distributions	(0.53)	(0.37)

Net asset value, end of period	$13.27	$13.55

Total return (b)	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.85	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.85	%(c)
Before waivers and fees paid indirectly (a)	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.50%	4.11	%(c)
After waivers and fees paid indirectly (a)	4.50%	4.11	%(c)
Before waivers and fees paid indirectly (a)	4.50%	4.11	%(c)
Portfolio turnover rate	233%	69%

EQ Advisors Trust	Financial Highlights	75

Financial Highlights (cont’d)

EQ/Lord Abbett Growth and Income Portfolio

Class IA	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.67		$10.00

Income from investment operations:
Net investment income	0.22		0.10
Net realized and unrealized gain on investments and foreign currency transactions	1.65		0.66

Total from investment operations	1.87		0.76

Less distributions:
Dividends from net investment income	(0.10)		(0.07)
Distributions from realized gains	(0.08)		(0.02)

Total dividends and distributions	(0.18)		(0.09)

Net asset value, end of period	$12.36		$10.67

Total return (b)	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%		0.72%
Before waivers, reimbursements, and fees paid indirectly (a)	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.75%		1.43%
After waivers, reimbursements, and fees paid indirectly (a)	1.76%		1.46%
Before waivers, reimbursements, and fees paid indirectly (a)	1.67%		0.68%
Portfolio turnover rate	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

Class IB	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.68		$10.00

Income from investment operations:
Net investment income	0.16		0.08
Net realized and unrealized gain on investments and foreign currency transactions	1.68		0.66

Total from investment operations	1.84		0.74

Less distributions:
Dividends from net investment income	(0.07)		(0.04)
Distributions from realized gains	(0.08)		(0.02)

Total dividends and distributions	(0.15)		(0.06)

Net asset value, end of period	$12.37		$10.68

Total return (b)	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.19%		0.43%
Portfolio turnover rate	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.05

76	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Mid Cap Value Portfolio

Class IA	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$11.28		$10.00

Income from investment operations:
Net investment income	0.14		0.08
Net realized and unrealized gain on investments	1.28		1.30

Total from investment operations	1.42		1.38

Less distributions:
Dividends from net investment income	(0.08)		(0.06)
Distributions from realized gains	(0.15)		(0.04)

Total dividends and distributions	(0.23)		(0.10)

Net asset value, end of period.	$12.47		$11.28

Total return (b)	12.66%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,210		$114
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.80%		0.76%
Before waivers and fees paid indirectly (a)	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers (a)	1.11%		1.03%
After waivers and fees paid indirectly (a)	1.11%		1.07%
Before waivers and fees paid indirectly (a)	1.06%		0.81%
Portfolio turnover rate	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.02

Class IB	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$11.29		$10.00

Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized gain on investments	1.32		1.30

Total from investment operations	1.39		1.36

Less distributions:
Dividends from net investment income	(0.05)		(0.03)
Distributions from realized gains	(0.15)		(0.04)

Total dividends and distributions	(0.20)		(0.07)

Net asset value, end of period	$12.48		$11.29

Total return (b)	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	0.64%		0.78%
After waivers and fees paid indirectly (a)	0.64%		0.82%
Before waivers and fees paid indirectly (a)	0.58%		0.56%
Portfolio turnover rate	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.02

EQ Advisors Trust	Financial Highlights	77

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio(q)

	Year Ended December 31,				October 2, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$15.86	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income	0.07	0.03	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	1.56	1.42	3.17	(0.36)

Total from investment operations	1.49	1.59	1.43	3.17	(0.36)

Less distributions:
Dividends from net investment income	(0.07)	(0.01)	—	—	—
Distributions from realized gains	(0.38)	(0.39)	—	—	—

Total dividends and distributions	(0.45)	(0.40)	—	—	—

Net asset value, end of period	$16.90	$15.86	$14.67	$13.24	$10.07

Total return (b)	9.55%	10.98%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,406,085	$1,014,881	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.95%	0.92%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.46%	0.19%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.46%	0.20%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.40%	0.17%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$0.01	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$15.75	$14.59	$13.20	$10.07	$11.39

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.01)†	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.41	1.56	1.41	3.15	(1.30)

Total from investment operations	1.44	1.55	1.39	3.13	(1.31)

Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from realized gains	(0.38)	(0.39)	—	—	(0.01)

Total dividends and distributions	(0.41)	(0.39)	—	—	(0.01)

Net asset value, end of year	$16.78	$15.75	$14.59	$13.20	$10.07

Total return	9.35%	10.65%	10.53%	31.08%	(11.51)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,250,340	$1,768,738	$1,257,708	$903,595	$203,596
Ratio of expenses to average net assets:
After waivers	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	1.14%	1.14%	1.12%	1.10%	1.10%
Before waivers and fees paid indirectly	1.20%	1.17%	1.19%	1.22%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers	0.20%	(0.06)%	(0.20)%	(0.32)%	(0.36)%
After waivers and fees paid indirectly	0.21%	(0.05)%	(0.17)%	(0.27)%	(0.31)%
Before waivers and fees paid indirectly	0.15%	(0.08)%	(0.24)%	(0.39)%	(0.54)%
Portfolio turnover rate	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$0.01	$— #	$0.02

78	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v)

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$1.000	$1.001	$1.002	$1.003	$1.002

Income (loss) from investment operations:
Net investment income	0.046	0.029	0.012	0.009	0.016
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	— #

Total from investment operations	0.046	0.029	0.011	0.009	0.016

Less distributions:
Dividends from net investment income	(0.046)	(0.030)	(0.012)	(0.010)	(0.015)

Net asset value, end of year	$1.000	$1.000	$1.001	$1.002	$1.003

Total return	4.72%	2.85%	1.02%	0.82%	1.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$831,695	$737,535	$598,718	$705,877	$834,792
Ratio of expenses to average net assets	0.44%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	4.65%	2.86%	1.01%	0.82%	1.48%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$1.000	$1.000	$1.001	$1.002	$1.002

Income (loss) from investment operations:
Net investment income	0.044	0.027	0.009	0.006	0.012
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	0.001

Total from investment operations	0.044	0.027	0.008	0.006	0.013

Less distributions:
Dividends from net investment income	(0.044)	(0.027)	(0.009)	(0.007)	(0.013)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.001	$1.002

Total return	4.46%	2.65%	0.77%	0.57%	1.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$918,153	$773,184	$774,625	$942,215	$1,209,341
Ratio of expenses to average net assets	0.69%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	4.42%	2.61%	0.76%	0.57%	1.23%

EQ Advisors Trust	Financial Highlights	79

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio(l)(t)

	Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
Class IA	2006(e)	2005(e)
Net asset value, beginning of period	$5.05	$4.80	$4.73

Income from investment operations:
Net investment income	0.02	0.02	—	#
Net realized and unrealized gain on investments	0.39	0.25	0.09

Total from investment operations	0.41	0.27	0.09

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$5.44	$5.05	$4.80

Total return (b)	8.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,045	$11,800	$13,837
Ratio of expenses to average net assets:
After waivers (a)	0.88%	0.83%	0.76	%(c)
After waivers and fees paid indirectly (a)	0.86%	0.80%	N/A
Before waivers and fees paid indirectly (a)	0.88%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.42%	0.48%	0.47	%(c)
After waivers and fees paid indirectly (a)	0.43%	0.51%	N/A
Before waivers and fees paid indirectly (a)	0.42%	0.48%	0.47	%(c)
Portfolio turnover rate	66%	55%	58%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002(e)
Net asset value, beginning of year	$5.06	$4.81	$4.64	$3.98	$5.21

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.25	0.18	0.67	(1.23)

Total from investment operations	0.40	0.26	0.19	0.68	(1.21)

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)

Net asset value, end of year	$5.45	$5.06	$4.81	$4.64	$3.98

Total return	7.91%	5.43%	4.10%	17.05%	(23.26)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$274,068	$305,851	$258,854	$265,471	$208,610
Ratio of expenses to average net assets:
After waivers	1.13%	1.08%	1.12%	1.03%	0.86%
After waivers and fees paid indirectly	1.11%	1.05%	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.13%	1.08%	1.12%	1.03%	0.86%
Ratio of net investment income to average net assets:
After waivers	0.17%	0.23%	0.11%	0.34%	0.42%
After waivers and fees paid indirectly	0.18%	0.26%	N/A	N/A	N/A
Before waivers and fees paid indirectly	0.17%	0.23%	0.11%	0.34%	0.42%
Portfolio turnover rate	66%	55%	58%	40%	42%

80	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Pimco Real Return Portfolio

	Year Ended December 31,					February 24, 2002* to December 31, 2002(e)
Class IB	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$10.14	$10.31	$10.33		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.43	0.34	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.41)	(0.26)	0.29		0.31		0.35

Total from investment operations	0.02	0.08	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.35)	(0.22)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.05)	(0.03)	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.40)	(0.25)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$9.76	$10.14	$10.31		$10.33		$10.19

Total return (b)	0.44%	0.77%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,504	$217,873	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	0.95%	0.96%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	4.20%	3.31%	2.04%		2.26%		3.46%
Before waivers (a)	3.95%	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	1,040%	1,249%	396%		364%		493%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.03	$0.04	$	**	$	**

EQ Advisors Trust	Financial Highlights	81

Financial Highlights (cont’d)

EQ/Small Company Growth Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$8.76	$8.28	$7.36		$5.98		$7.87

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.07)		(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	0.70	0.99		1.45		(1.84)

Total from investment operations	0.88	0.63	0.92		1.38		(1.89)

Less distributions:
Distributions from realized gains	(0.12)	(0.15)	—		—		—

Net asset value, end of year	$9.52	$8.76	$8.28		$7.36		$5.98

Total return	10.26%	7.55%	12.50%		23.08%		(24.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$277,810	$176,610	$93,964		$83,897		$66,203
Ratio of expenses to average net assets:
After waivers	1.30%	1.30%	1.30%		1.29%		1.12%
After waivers and fees paid indirectly	1.30%	1.30%	1.30%		1.29%		1.12%
Before waivers and fees paid indirectly	1.39%	1.37%	1.43%		1.29%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
After waivers and fees paid indirectly	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
Before waivers and fees paid indirectly	(0.85)%	(0.92)%	(1.02)%		(1.03)%		(0.79)%
Portfolio turnover rate	279%	273%	199%		85%		37%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$	**	$	**

82	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/TCW Equity Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$22.09	$21.25	$18.72		$12.24		$17.34

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.17)	(0.17)		(0.11)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.76)	1.01	2.70		6.59		(5.02)

Total from investment operations	(0.89)	0.84	2.53		6.48		(5.10)

Net asset value, end of year	$21.20	$22.09	$21.25		$18.72		$12.24

Total return	(3.98)%	3.95%	13.51%		52.94%		(29.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$246,130	$302,413	$285,682		$282,945		$199,587
Ratio of expenses to average net assets:
After waivers	1.15%	1.13%	1.15%		1.08%		0.90%
After waivers and fees paid indirectly	1.15%	1.13%	1.14%		1.06%		0.89%
Before waivers and fees paid indirectly	1.18%	1.13%	1.17%		1.08%		0.90%
Ratio of net investment loss to average net assets:
After waivers	(0.60)%	(0.84)%	(0.85)%		(0.72)%		(0.59)%
After waivers and fees paid indirectly	(0.60)%	(0.84)%	(0.84)%		(0.70)%		(0.58)%
Before waivers and fees paid indirectly	(0.62)%	(0.84)%	(0.87)%		(0.72)%		(0.59)%
Portfolio turnover rate	40%	15%	18%		19%		15%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01	$—	$— #	$	**	$	**

EQ Advisors Trust	Financial Highlights	83

Financial Highlights (cont’d)

EQ/UBS Growth and Income Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$6.02	$5.56	$4.99		$3.95		$5.41

Income (loss) from investment operations:
Net investment income	0.05	0.04	0.05		0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.80	0.46	0.61		1.04		(1.45)

Total from investment operations	0.85	0.50	0.66		1.08		(1.41)

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.09)		(0.04)		(0.05)

Net asset value, end of year	$6.82	$6.02	$5.56		$4.99		$3.95

Total return	14.10%	8.98%	13.28%		27.56%		(25.95)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,510	$169,785	$132,682		$127,894		$111,429
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%		1.03%		0.86%
After waivers and fees paid indirectly	1.03%	1.04%	N/A		N/A		N/A
Before waivers and fees paid indirectly	1.14%	1.11%	1.16%		1.03%		0.86%
Ratio of net investment income to average net assets:
After waivers	0.77%	0.74%	0.91%		0.84%		0.81%
After waivers and fees paid indirectly	0.79%	0.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly	0.68%	0.68%	0.80%		0.84%		0.81%
Portfolio turnover rate	35%	44%	40%		119%		19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$0.01	$	**	$	**

84	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
***	Prior to December 31, 2006, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Marsico Focus Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Montag & Caldwell Growth Portfolio.
(v)	On July 7, 2005, this Portfolio split its shares as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the stock split.

EQ Advisors Trust	Financial Highlights	85

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2007 EQ Advisors Trust